Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2020	Jun. 30, 2019
Statement of Financial Position [Abstract]
Preferred shares, par value	$ 0.001	$ 0.001
Preferred shares, shares authorized	1,000,000	1,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	74,000,000	74,000,000
Ordinary shares, shares issued	25,623,822	7,174,626
Ordinary shares, shares outstanding	25,623,822	7,174,626